NOTE 1. CONDENSED FINANCIAL STATEMENTS (Quarterly Report)	9 Months Ended
Sep. 30, 2013
Quarterly Report
NOTE 1. CONDENSED FINANCIAL STATEMENTS

NOTE 1. CONDENSED FINANCIAL STATEMENTS

The accompanying financial statements have been prepared by the Company without audit. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial positions, results of operations, and cash flows on September 30, 2013, and for all periods presented herein, have been made.

Certain information and footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company’s December 31, 2012 audited financial statements. The results of operations for the nine months ended September 30, 2013 are not necessarily indicative of the operating results for the full year.